Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of earnings before income taxes and equity in earnings of non-operating affiliates
Domestic	$ 2,073.2	$ 2,155.4	$ 2,629.0
Non-U.S.	114.1	54.3	200.5
Earnings before income taxes and equity in earnings of non-operating affiliates	2,187.3	2,209.7	2,829.5
Current
Federal	645.2	641.5	915.4
Foreign	29.8	8.6	56.0
State	79.5	70.7	131.2
Total	754.5	720.8	1,102.6
Deferred
Federal	11.7	(6.5)	(130.2)
Foreign	(8.0)	(6.7)	(4.5)
State	14.8	(21.1)	(3.7)
Total	18.5	(34.3)	(138.4)
Income tax provision	773.0	686.5	964.2
Differences in the expected income tax provision based on statutory rates applied to earnings before income taxes and the income tax provision reflected in the consolidated statements of operations
Earnings before income taxes and equity in earnings of non-operating affiliates	2,187.3	2,209.7	2,829.5
Expected tax at U.S. statutory rate	765.6	773.4	990.3
State income taxes, net of federal	61.7	32.0	82.9
Net earnings attributable to noncontrolling interest	(16.3)	(23.9)	(26.2)
U.S. manufacturing profits deduction	(28.4)	(47.0)	(47.0)
Foreign tax rate differential	(40.3)	(46.9)	(50.1)
U.S. tax on foreign earnings	9.1	35.4	6.8
Depletion	(0.5)	(24.2)	(8.0)
Valuation allowance	17.7	26.8	16.5
Non-deductible capital costs	0.0	0.0	0.2
Federal tax settlement	0.0	(50.1)	0.0
Other	4.4	11.0	(1.2)
Income tax provision	$ 773.0	$ 686.5	$ 964.2
Differences in the expected income tax provision based on statutory rates applied to earnings before income taxes and the income tax provision reflected in the consolidated statements of operations (as a percent)
Expected tax at U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal (as a percent)	2.80%	1.40%	2.90%
Net earnings attributable to the noncontrolling interest (as a percent)	(0.80%)	(1.10%)	(0.90%)
U.S. manufacturing profits deduction (as a percent)	(1.30%)	(2.10%)	(1.70%)
Foreign tax rate differential (as a percent)	(1.80%)	(2.10%)	(1.80%)
US tax on foreign earnings (as a percent)	0.40%	1.60%	0.30%
Depletion (as a percent)	0.00%	(1.10%)	(0.30%)
Valuation allowance (as a percent)	0.80%	1.20%	0.60%
Federal tax settlement (as a percent)	0.00%	(2.20%)	0.00%
Other (as a percent)	0.20%	0.50%	0.00%
Income tax at effective rate (as a percent)	35.30%	31.10%	34.10%